Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	12.31.2025	12.31.2024
Cash and bank accounts	379,611	174,798
Financial investments with immediate liquidity	2,750,752	3,987,141
	3,130,363	4,161,939